Summary of Significant Accounting Policies - Property and Equipment and Leases (Details)	Dec. 31, 2025
Computer equipment
Property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	3 years
Equipment
Property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	5 years
Furniture and fixtures
Property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	7 years
Leasehold improvements
Property, plant and equipment
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember